Deposits	12 Months Ended
Dec. 31, 2023
Deposits.
Deposits

(7) Deposits

Deposits as of December 31, 2023 and 2022 and related interest expense for the years ended December 31, 2023, 2022, and 2021 were as follows:

	2023	2022

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$4,126,635	$4,744,299
Foreign	904,210	1,101,756
Total demand non-interest bearing	5,030,845	5,846,055
Savings and interest bearing demand
Domestic	3,161,411	3,448,717
Foreign	1,207,121	1,297,051
Total savings and interest bearing demand	4,368,532	4,745,768
Time, certificates of deposit $100,000 or more
Domestic	763,419	652,073
Foreign	1,103,710	892,619
Less than $100,000
Domestic	289,565	276,660
Foreign	268,483	246,832
Total time, certificates of deposit	2,425,177	2,068,184
Total deposits	$11,824,554	$12,660,007

	2023	2022	2021

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$42,148	$9,196	$3,268
Foreign	18,189	3,490	842
Total savings and interest bearing demand	60,337	12,686	4,110
Time, certificates of deposit $100,000 or more
Domestic	18,597	5,528	6,652
Foreign	25,471	3,867	3,452
Less than $100,000
Domestic	4,592	1,027	984
Foreign	4,498	735	567
Total time, certificates of deposit	53,158	11,157	11,655
Total interest expense on deposits	$113,495	$23,843	$15,765

Scheduled maturities of time deposits as of December 31, 2023 were as follows:

Total
(in thousands)
2024	$2,301,914
2025	85,385
2026	23,102
2027	14,200
2028	573
Thereafter	3
Total	$2,425,177

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2023, were as follows:

Total
(in thousands)
Due within 3 months or less	$859,734
Due after 3 months and within 6 months	517,994
Due after 6 months and within 12 months	409,193
Due after 12 months	80,208
$1,867,129

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2023 and December 31, 2022 were $749,169,000 and $585,456,000, respectively.